Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Nov. 04, 2016
Document Effective Date	Nov. 04, 2016
Prospectus Date	Jan. 01, 2016
PMC Diversified Equity Fund | PMC Diversified Equity Fund
Prospectus:
Trading Symbol	PMDEX